Intangible assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) antibody_drug_conjugate antibody non-antibody_drug_conjugate	Dec. 31, 2019 USD ($) non-antibodyDrugConjugateTarget antibodyDrugConjugateTarget antibody	Dec. 31, 2018 USD ($)	Dec. 31, 2011 USD ($) antibodyDrugConjugateTarget product non-antibodyDrugConjugateTarget
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities	$ 2,008,000	$ 1,790,000	$ 1,526,000
ADC Targets	11			11
XDC Targets	10			10
Number of approved ADC Targets | antibodyDrugConjugateTarget		11
Number of approved non-ADC Targets | non-antibodyDrugConjugateTarget		10
Number of products available to grant sublicenses | product				1
Period to sublicense products				48 months
Payment of upfront licensing fee				$ 2,500,000
Number of antibodies licensed to produce | antibody	5	5
Impairment losses	$ 216,000	$ 0	227,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities				$ 2,500,000
Additions	1,923,000	1,731,000
Impairment losses	216,000	0	$ 227,000
License To Use Technology, Development, Manufacturing And Commercialization
Disclosure of detailed information about intangible assets [line items]
Additions	1,000,000
License To Use Antibody Binders
Disclosure of detailed information about intangible assets [line items]
Additions	548,000
License To Acquire An Antibody
Disclosure of detailed information about intangible assets [line items]
Additions	250,000
License To Use Technology To Generate Antibody Drug Conjugates
Disclosure of detailed information about intangible assets [line items]
Additions	$ 125,000	500,000
License To Acquire Antibody To Be Used In Pre-clinical Formalization, Clinical Testing, Manufacturing And Commercialization
Disclosure of detailed information about intangible assets [line items]
Additions		1,000,000
License To Use Technology For The Production Of Antibodies
Disclosure of detailed information about intangible assets [line items]
Additions		$ 231,000